Debt (Details 2) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 1997	Dec. 31, 2011
Aon Capital A
Debt Instrument
Percentage of common equity in trust (as a percent)		100.00%
Interest rate on debt (as a percent)		8.205%
Face value of repurchased Capital Securities	$ 15
Repurchase of Capital Securities	10
Gain on repurchase of Capital Securities	5
Equity investments exchanged for debentures	24
Debentures cancelled amount	24
Debentures outstanding			$ 687
8.205% Junior subordinated deferrable interest debentures due January 2027
Debt Instrument
Interest rate on debt (as a percent)			8.205%